Shareholder Loans, at Amortized Cost (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Feb. 28, 2018 USD ($) shares	Feb. 28, 2018 CNY (¥) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CNY (¥) shares
Shareholder Loans, at Amortized Cost [Line Items]
Investor share value									$ 20,000	¥ 122,534	$ 5,500	¥ 35,000	$ 5,000	¥ 30,634
Repayment of investor								¥ 1,000		613
Other loans payable					$ 9,495	¥ 66,404	$ 8,879	62,088	$ 5,885	41,156
Borrowed interest free loans				¥ 1,153		28,923		6,874		6,874
Repayment of borrowed interest loans	¥ 8,702	¥ 4,580	$ 150	¥ 1,053
Loan agreement [Member]
Shareholder Loans, at Amortized Cost [Line Items]
Principal of loan agreement												¥ 35,000		¥ 30,634
Repayment of investor								500		2,000
Founder [Member]
Shareholder Loans, at Amortized Cost [Line Items]
Borrowed interest free loans								¥ 28,322		¥ 14,203
Series B Redeemable Convertible Preferred Shares [Member]
Shareholder Loans, at Amortized Cost [Line Items]
Preferred stock, convertible, shares issued | shares									280,352,854	280,352,854
Series C Redeemable Convertible Preferred Shares [Member]
Shareholder Loans, at Amortized Cost [Line Items]
Preferred stock, convertible, shares issued | shares													124,523,393	124,523,393
Series C-1 Redeemable Convertible Preferred Shares [Member]
Shareholder Loans, at Amortized Cost [Line Items]
Preferred stock, convertible, shares issued | shares											154,278,293	154,278,293
Series C ODI Convertible Loan [Member]
Shareholder Loans, at Amortized Cost [Line Items]
Convertible debt, current						42,055
Other loans payable						¥ 27,027
Interest shareholders loan agreement	¥ 15,028